DoubleLine Income Solutions Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 1.7%
Apollo Aviation Securitization Equity Trust
512,415 Series 2024-1A-B
(a)
................................................... 6.90% 5/16/2049 516,493
534,705 Series 2024-2A-B
(a)
................................................... 6.61% 9/16/2049 534,535
AVANT Loans Funding Trust
1,525,000 Series 2025-REV1-D
(a)
................................................. 8.39% 5/15/2034 1,534,383
2,000,000 AZ Battery Property
(b)
................................................ 6.73% 2/20/2046 2,030,821
Blue Stream Communications LLC
2,000,000 Series 2023-1A-C
(a)
................................................... 8.90% 5/20/2053 2,025,092
Business Jet Securities LLC
604,222 Series 2024-2A-C
(a)
................................................... 7.97% 9/15/2039 604,840
Castlelake Aircraft Securitization Trust
541,976 Series 2018-1-C
(a)
.................................................... 6.63% 6/15/2043 438,893
Compass Datacenters LLC
1,250,000 Series 2024-1A-B
(a)
................................................... 7.00% 2/25/2049 1,263,525
Diversified Energy Co. PLC
2,590,519 Series 2025-1A-B
(a)
................................................... 10.40% 2/28/2045 2,609,086
Dividend Solar Loans LLC
763,155 Series 2018-2-B
(a)
.................................................... 4.25% 12/20/2038 705,102
JOL Air Ltd.
87,152 Series 2019-1-B
(a)
.................................................... 4.95% 4/15/2044 86,289
Landmark Infrastructure Partners LP
950,000 Series 2025-1A-C
(a)
................................................... 8.12% 9/15/2055 957,553
Pagaya AI Debt Selection Trust
2,750,000 Series 2021-3-CERT
(a)(b)(c)
.............................................. 0.00% 5/15/2029 3,883
Sierra Timeshare Conduit Receivables Funding LLC
266,916 Series 2023-2A-D
(a)
................................................... 9.72% 4/20/2040 278,594
SOFI Alternative Trust
55,000 Series 2021-2-R1
(a)(b)(c)
................................................. 0.00% 8/15/2030 158,391
SOFI Professional Loan Program LLC
100,000 Series 2018-C-R1
(a)(b)(c)
................................................ 0.00% 1/25/2048 802,705
Switch Ltd.
1,000,000 Series 2024-2A-C
(a)
................................................... 10.03% 6/25/2054 1,015,644
Uniti Group LP
2,000,000 Series 2025-1A-C
(a)
................................................... 9.02% 4/20/2055 2,090,687
Upstart Securitization Trust
242,889 Series 2022-4-B
(a)
.................................................... 8.68% 8/20/2032 243,961
Vital Care Issuer LLC
2,992,500 Series 2025-1A-A2
(a)
.................................................. 6.74% 1/30/2056 3,008,144
Walker Parent, Inc.
297,750 Series 2024-1A-A2
(a)
.................................................. 6.58% 11/20/2054 299,873
Willis Lease Finance Corp.
254,728 Series 2020-A-C
(a)
.................................................... 6.66% 3/15/2045 252,354
344,329 Series 2021-A-C
(a)
.................................................... 7.39% 5/15/2046 339,067
Total Asset Backed Obligations
(Cost $21,073,289) 21,799,915
BANK LOANS - 27.6%
1261229 BC Ltd.
6,692,400 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor) ......... 9.92% 10/8/2030 6,505,214
Acrisure LLC
3,745,542 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 6/21/2032 3,396,270
ADMI Corp.
5,651,614 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.42% 12/23/2027 5,330,178
Alera Group, Inc.
3,570,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.18% 5/31/2033 3,407,868
Applied Systems, Inc.
3,485,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor) ...... 8.20% 2/23/2032 3,452,328

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Apro LLC
3,620,586 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.43% 7/9/2031 3,631,140
Asurion LLC
806,636 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 9.18% 1/22/2029 799,376
Atlas OpCo LLC
264,168 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%, 0.00% Floor) ......... 10.30% 10/24/2030 237,751
Aveanna Healthcare LLC
7,054,550 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.87% 9/17/2032 7,092,609
Bausch + Lomb Corp.
11,995,885 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 1/15/2031 12,039,370
Boxer Parent Co., Inc.
10,120,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ...... 9.42% 7/30/2032 8,707,400
Calcasieu Pass Funding LLC
2,655,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 4/11/2033 2,665,886
Central Parent LLC
1,948,681 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 7/6/2029 1,011,853
Clydesdale Acquisition Holdings, Inc.
3,810,378 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 4/1/2032 3,669,070
Columbus McKinnon Corp./NY
4,798,858 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 2/3/2033 4,795,858
Cornerstone Building Brands, Inc.
1,387,411 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 7.02% 4/12/2028 853,258
1,306,725 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 5/15/2031 678,190
Cotiviti, Inc.
2,009,886 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 5/1/2031 1,843,447
Crown Finance US, Inc.
10,527,946 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 12/2/2031 10,568,952
Dayforce Bidco LLC
7,415,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.66% 2/4/2033 6,782,649
DexKo Global, Inc.
1,717,145 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 10/9/2031 1,668,086
1,649,091 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.66% 10/9/2031 1,605,283
DG Investment Intermediate Holdings 2, Inc.
10,800,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.17% 7/29/2033 10,894,500
Directv Financing LLC
7,963,017 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.18% 8/2/2029 8,017,802
Eagle Parent Corp.
9,327,468 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 4/2/2029 9,395,092
Edelman Financial Engines Center LLC
11,115,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.65% 11/28/2031 11,159,293
Eisner Advisory Group LLC
3,657,993 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/28/2031 3,600,343
Element Materials Technology Group US Holdings, Inc.
603,219 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 6/25/2029 607,239
Ellucian Holdings, Inc.
1,485,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ...... 8.42% 11/22/2032 1,437,799
Fertitta Entertainment LLC/NV
4,136,726 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/29/2029 4,137,181
Flynn America LP
3,070,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.28% 7/31/2028 3,063,073
Gainwell Acquisition Corp.
9,364,201 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.80% 10/1/2027 9,239,376
Golden State Foods LLC
2,455,461 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 12/4/2031 2,462,495
Groupe Solmax, Inc.
2,801,082 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.53% 7/24/2028 2,599,586
Hexion Holdings Corp.
3,710,241 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 3/15/2029 3,594,296
INEOS US Finance LLC
7,851,017 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/19/2030 7,250,414

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
INEOS US Petrochem LLC
2,482,850 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 8.02% 3/29/2029 2,196,553
9,541,999 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 10/7/2031 8,057,073
ION Platform Finance US, Inc.
7,745,588 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/30/2032 5,605,869
LBM Acquisition LLC
9,410,185 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.52% 6/6/2031 7,918,012
Lereta LLC
1,081,710 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.03% 8/7/2028 1,022,216
LifePoint Health, Inc.
658,300 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.15% 5/19/2031 647,771
3,579,248 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 5/19/2031 3,530,624
Mativ Holdings, Inc.
4,930,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 4/4/2033 4,942,325
MH Sub I LLC
9,178,672 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 12/31/2031 7,978,561
Michaels Cos., Inc.
5,493,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.67% 3/7/2033 5,477,208
Mitchell International, Inc.
8,460,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 6/17/2032 7,812,810
MLN US Holdco LLC
50,572 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 6.00% 6/20/2030 22,757
Motion Finco Sarl
8,335,379 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 11/30/2029 7,130,208
Natgasoline LLC
4,998,838 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.17% 3/29/2030 5,011,335
Needle Holdings LLC
3,052 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 9.50%, 0.00% Floor)
(b)(d)
...... 0.00% 4/28/2028 –
Nouryon Finance BV
1,405,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 7/31/2031 1,407,051
Numericable US LLC
5,561,069 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor) ......... 10.55% 5/15/2031 5,688,973
OAK-Eagle Acquireco, Inc.
5,230,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 3/24/2033 5,248,776
OEP Glass Purchaser LLC
3,930,250 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 3/2/2033 3,927,813
OneDigital Borrower LLC
6,665,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 7/2/2032 6,465,050
Ontario Gaming GTA LP
7,250,027 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 8/1/2030 6,922,362
PetSmart LLC
5,560,513 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 8/18/2032 5,561,680
Pioneer Opco, LLC
1,305,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.88% 5/16/2033 1,311,642
Pretzel Parent T/L B
9,506,573 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)
(e)
....... 8.17% 10/1/2031 9,093,037
Radiology Partners, Inc.
9,428,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 6/30/2032 9,438,556
RealPage, Inc.
3,653,750 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 4/24/2028 3,444,956
Sabre GLBL, Inc.
1,794,139 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 1,609,343
Sgh2 LLC
5,682,063 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 8/18/2032 5,689,165
Staples, Inc.
1,675,163 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.41% 9/10/2029 1,560,514
StubHub Holdco Sub LLC
2,654,165 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.42% 3/15/2030 2,674,894
Sword Purchaser LLC
3,430,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 4/11/2033 3,351,487

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Team Health Holdings, Inc.
5,034,277 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 6/30/2028 5,047,568
Townsquare Media, Inc.
7,824,977 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.59% 2/19/2030 5,791,735
Trident TPI Holdings, Inc.
1,261,088 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/18/2028 1,212,744
UKG, Inc.
6,616,667 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2031 6,246,729
United Natural Foods, Inc.
2,062,496 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.64% 5/1/2031 2,083,121
Univision Communications, Inc.
2,659,646 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 1/31/2029 2,645,523
3,007,347 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 6/25/2029 3,008,851
Veritiv Operating Co.
5,492,601 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 11/29/2030 5,205,145
Vibrantz Technologies, Inc.
620,556 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 347,068
1,034,260 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 157,725
Victra Holdings LLC
11,673,546 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 3/29/2029 11,571,402
Voyager Parent LLC
9,672,433 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 7/1/2032 9,690,424
Zayo Group Holdings, Inc.
1,489,130 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.50% 3/11/2030 1,490,619
Total Bank Loans
(Cost $375,171,351) 363,447,800
COLLATERALIZED LOAN OBLIGATIONS - 5.4%
Basswood Park CLO Ltd.
500,000 Series 2021-1A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.33% 4/20/2034 469,535
Canyon Capital CLO Ltd.
2,500,000 Series 2016-1A-ER (3 mo. Term SOFR + 6.01%, 0.00% Floor)
(a)
.................... 9.68% 7/15/2031 2,263,765
6,650,000 Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)
(a)
..................... 10.18% 7/15/2030 6,650,332
2,500,000 Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
..................... 9.68% 7/15/2031 2,500,125
1,000,000 Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)
(a)
..................... 10.34% 4/15/2034 874,327
6,000,000 Series 2021-2A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)
(a)
..................... 10.63% 4/15/2034 5,198,923
Carlyle Global Market Strategies
3,000,000 Series 2019-1A-DR2 (3 mo. Term SOFR + 6.25%, 6.25% Floor)
(a)
................... 9.93% 4/20/2031 2,944,120
Dryden Senior Loan Fund
3,000,000 Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)
(a)
................... 9.08% 1/15/2031 2,781,073
2,500,000 Series 2018-55A-F (3 mo. Term SOFR + 7.46%, 0.00% Floor)
(a)
.................... 11.13% 4/15/2031 1,280,491
Halcyon Loan Advisors Funding Ltd.
982,882 Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)
(a)(f)
.................... 8.93% 4/28/2025 94,321
1,670,971 Series 2014-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)
(a)(f)
.................... 9.68% 4/28/2025 167
Lake George Park CLO Ltd.
1,000,000 Series 2025-1A-E (3 mo. Term SOFR + 4.60%, 4.60% Floor)
(a)
..................... 8.27% 4/15/2038 961,529
LCM LP
3,823,512 Series 14A-FR (3 mo. Term SOFR + 7.87%, 0.00% Floor)
(a)
....................... 11.55% 7/20/2031 22,719
5,000,000 Series 17A-ER (3 mo. Term SOFR + 6.26%, 6.00% Floor)
(a)
....................... 9.93% 10/15/2031 2,561,987
6,500,000 Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)
(a)
........................ 9.24% 1/20/2031 3,465,922
2,000,000 Series 28A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
........................ 9.69% 10/20/2030 839,459
1,500,000 Series 33A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)
(a)
........................ 7.14% 7/20/2034 1,438,391
Madison Park Funding Ltd.
11,000,000 Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)
(a)
................... 9.73% 10/22/2030 10,247,752
Magnetite CLO Ltd.
500,000 Series 2022-33A-ER (3 mo. Term SOFR + 5.55%, 5.55% Floor)
(a)
................... 9.23% 10/20/2037 490,594
Octagon Investment Partners Ltd.
8,750,000 Series 2013-1A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
.................... 9.69% 7/17/2030 7,533,064
2,000,000 Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)
(a)
.................... 12.02% 7/15/2030 53,916
2,000,000 Series 2019-3A-ERR (3 mo. Term SOFR + 7.53%, 7.53% Floor)
(a)
.................. 11.20% 7/15/2037 1,976,893

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Sound Point CLO Ltd.
2,400,000 Series 2019-2A-ER (3 mo. Term SOFR + 6.73%, 6.47% Floor)
(a)
.................... 10.40% 7/15/2034 1,931,701
500,000 Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)
(a)
.................... 10.49% 10/25/2034 412,013
2,000,000 Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)
(a)
..................... 10.54% 10/25/2034 1,460,014
Venture CDO Ltd.
2,454,471 Series 2017-26A-E (3 mo. Term SOFR + 7.06%, 0.00% Floor)
(a)
.................... 10.74% 1/20/2029 1,049,050
4,000,000 Series 2017-27A-E (3 mo. Term SOFR + 6.61%, 0.00% Floor)
(a)
.................... 10.29% 7/20/2030 1,794,084
Voya CLO Ltd.
1,500,000 Series 2017-1A-D (3 mo. Term SOFR + 6.36%, 0.00% Floor)
(a)
..................... 10.04% 4/17/2030 1,486,096
1,000,000 Series 2018-2A-E (3 mo. Term SOFR + 5.51%, 5.25% Floor)
(a)
..................... 9.18% 7/15/2031 895,966
1,000,000 Series 2018-2A-F (3 mo. Term SOFR + 7.55%, 7.29% Floor)
(a)
..................... 11.22% 7/15/2031 198,733
Wind River CLO Ltd.
3,500,000 Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
.................... 9.68% 1/15/2031 3,081,186
2,000,000 Series 2014-3A-ER2 (3 mo. Term SOFR + 6.48%, 6.22% Floor)
(a)
................... 10.15% 10/22/2031 1,752,694
3,000,000 Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)
(a)
.................... 10.98% 4/15/2035 2,881,847
Total Collateralized Loan Obligations
(Cost $97,017,725) 71,592,789
FOREIGN CORPORATE BONDS - 28.1%
14,407,320 Alpha Holding SA de CV
(d)(f)
............................................. 10.00% 12/19/2022 129,666
376,662 Alpha Holding SA de CV
(a)(d)(f)
............................................ 10.00% 12/19/2022 3,390
5,939,205 Alpha Holding SA de CV
(d)(f)
............................................. 9.00% 2/10/2025 53,453
12,208,365 Alpha Holding SA de CV
(a)(d)(f)
............................................ 9.00% 2/10/2025 109,875
3,048,783 Altice France SA
(a)
.................................................... 6.88% 7/15/2032 2,959,896
8,150,000 Avianca Midco 2 PLC ................................................. 9.63% 2/14/2030 8,083,524
4,200,000 Avianca Midco 2 PLC
(a)
................................................ 9.50% 1/28/2031 4,140,150
9,850,000 Azul Secured Finance LLP
(a)
............................................. 9.88% 2/15/2031 9,446,035
4,000,000 Azule Energy Finance PLC ............................................. 8.63% 1/22/2033 4,007,154
2,500,000 Azule Energy Finance PLC
(a)
............................................ 8.63% 1/22/2033 2,504,471
7,300,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(g)
............................. 6.65% 4/22/2031 6,749,059
5,350,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)
(a)(g)
........... 8.75% 5/20/2035 5,533,398
2,700,000 Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.01%)
(a)(g)
............ 8.45% 6/24/2036 2,706,543
1,450,000 Bausch Health Cos., Inc.
(a)
.............................................. 5.25% 1/30/2030 929,099
14,000,000 BRF SA ........................................................... 5.75% 9/21/2050 10,892,923
4,730,000 Cosan Overseas Ltd.
(g)
................................................ 8.25% 8/5/2026 4,687,430
4,400,000 CSN Resources SA ................................................... 8.88% 12/5/2030 3,289,814
11,000,000 CSN Resources SA ................................................... 4.63% 6/10/2031 6,796,941
7,500,000 CSN Resources SA ................................................... 5.88% 4/8/2032 4,631,287
4,121,146 Digicel Group Holdings Ltd.
(a)(b)(d)
.......................................... 0.00% 12/31/2030 29,527
8,270,632 Digicel Group Holdings Ltd.
(a)(b)(d)
.......................................... 0.00% 12/31/2030 415,873
775,000 EG Global Finance PLC
(a)
.............................................. 12.00% 11/30/2028 823,475
3,900,000 EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU
(a)
............. 8.50% 6/30/2032 4,075,500
4,040,000 Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (2.00%
PIK)
(a)(d)
....................................................... 11.00% 9/12/2030 1,752,350
5,662,760 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 5,796,401
6,200,000 FS Luxembourg Sarl
(a)
................................................. 8.63% 6/25/2033 5,938,856
8,600,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 7,811,165
5,995,000 Garda World Security Corp.
(a)
............................................ 8.25% 8/1/2032 6,140,289
3,700,000 Garda World Security Corp.
(a)
............................................ 8.38% 11/15/2032 3,788,889
12,293,000 Geopark Ltd. ....................................................... 8.75% 1/31/2030 12,200,903
7,120,000 Global Aircraft Leasing Co. Ltd.
(a)
......................................... 8.75% 9/1/2027 7,245,291
12,755,000 Gran Tierra Energy, Inc.
(a)
............................................... 9.75% 4/15/2031 11,201,592
7,550,000 Grupo Televisa SAB .................................................. 5.00% 5/13/2045 5,169,333
7,550,000 Grupo Televisa SAB .................................................. 5.25% 5/24/2049 5,165,068
14,448,000 Indika Energy Tbk PT ................................................. 8.75% 5/7/2029 14,613,352
7,500,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 7,481,250
17,360,000 Mexarrend SAPI de CV
(a)(d)(f)
............................................. 10.25% 7/24/2024 104,160
7,600,000 Mexarrend SAPI de CV
(d)(f)
.............................................. 10.25% 7/24/2024 45,600
8,200,000 Mongolian Mining Corp. ................................................ 8.44% 4/3/2030 8,366,817
9,500,000 Motion Finco Sarl
(a)
................................................... 8.38% 2/15/2032 8,030,976
5,800,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
(a)
............................... 8.00% 8/1/2030 5,751,033
7,665,000 Operadora de Servicios Mega SA de CV Sofom ER
(d)(f)
.......................... 8.25% 2/11/2025 65,152
14,325,000 Operadora de Servicios Mega SA de CV Sofom ER
(a)(d)(f)
......................... 8.25% 2/11/2025 121,762
25,800,000 Orbia Advance Corp. SAB de CV ......................................... 5.50% 1/15/2048 19,397,965
4,160,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 4,262,336
5,340,000 Pampa Energia SA ................................................... 7.75% 11/14/2037 5,471,364

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
6,700,000 Pan American Energy LLC/Argentina
(a)
..................................... 7.75% 1/15/2037 6,926,125
2,600,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 2,642,898
15,000,000 Prosus NV ......................................................... 3.83% 2/8/2051 10,025,887
6,600,000 Saavi Energia Sarl ................................................... 8.88% 2/10/2035 7,228,650
5,400,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 5,914,350
1,330,000 Seaspan Corp.
(a)
..................................................... 5.50% 8/1/2029 1,305,891
8,200,000 SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
(a)
.. 9.00% 11/14/2030 8,064,167
2,750,000 SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development ... 9.00% 11/14/2030 2,704,446
20,650,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 17,304,081
15,000,000 Telecom Argentina SA
(a)
................................................ 8.50% 1/20/2036 15,711,502
2,080,923 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(d)
......................... 13.50% 12/31/2027 124,855
1,481,647 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(d)
........................ 13.50% 12/31/2027 88,899
7,668,945 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(d)
......................... 11.00% 12/31/2028 230,068
1,783,471 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(d)
........................ 11.00% 12/31/2028 53,504
10,018,211 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(d)
............... 15.00% 12/31/2044 200,364
17,200,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 16,403,640
16,300,000 Vedanta Resources Finance II PLC
(a)
....................................... 9.13% 10/15/2032 16,746,742
2,700,000 Vedanta Resources Finance II PLC ........................................ 9.85% 4/24/2033 2,929,512
12,010,000 Vista Energy Argentina SAU
(a)
........................................... 8.50% 6/10/2033 12,820,075
7,630,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 7,908,114
2,100,000 VZ Secured Financing BV
(a)
............................................. 7.50% 1/15/2033 2,011,834
4,440,150 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 4,746,523
Total Foreign Corporate Bonds
(Cost $461,254,038) 371,012,514
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 14.9%
26,500,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 19,663,000
11,100,000 Chile Government International Bond ...................................... 3.10% 1/22/2061 6,974,130
9,900,000 Colombia Government International Bond ................................... 5.00% 6/15/2045 7,929,405
12,000,000 Colombia Government International Bond ................................... 4.13% 5/15/2051 8,235,000
20,000,000 Comision Federal de Electricidad ......................................... 4.68% 2/9/2051 14,491,408
1,200,000 Corp. Nacional del Cobre de Chile ........................................ 3.70% 1/30/2050 840,810
8,950,000 Corp. Nacional del Cobre de Chile ........................................ 3.15% 1/15/2051 5,746,744
6,500,000 Ecopetrol SA ....................................................... 5.88% 5/28/2045 5,373,833
25,000,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 20,056,790
26,100,000 Mexico Government International Bond ..................................... 3.77% 5/24/2061 15,712,200
5,300,000 Mexico Government International Bond ..................................... 3.75% 4/19/2071 3,058,100
14,200,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 10,259,839
5,400,000 OCP SA ........................................................... 5.13% 6/23/2051 4,378,070
2,750,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.00% 6/30/2050 1,916,171
23,000,000 Peruvian Government International Bond .................................... 2.78% 12/1/2060 12,613,200
9,100,000 Petroleos del Peru SA ................................................. 5.63% 6/19/2047 6,512,461
15,600,000 Petroleos Mexicanos .................................................. 6.38% 1/23/2045 13,309,309
10,200,000 Petroleos Mexicanos .................................................. 6.75% 9/21/2047 8,738,646
4,853,333 Port Of Spain Waterfront Development
(a)
.................................... 7.88% 2/19/2040 5,081,440
6,440,000 Port Of Spain Waterfront Development ..................................... 7.88% 2/19/2040 6,742,680
1,900,000 Republic of South Africa Government International Bond ......................... 5.00% 10/12/2046 1,493,159
4,950,000 YPF SA
(a)
.......................................................... 8.25% 1/17/2034 5,185,318
12,199,000 YPF SA ........................................................... 7.00% 12/15/2047 11,440,754
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $207,018,217) 195,752,467
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.9%
1345 Trust
1,740,000 Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
................... 6.63% 6/15/2042 1,745,440
Acore Issuer LLC
625,000 Series 2026-FL1-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.74% 8/20/2043 626,559
250,000 Series 2026-FL1-D (1 mo. Term SOFR + 2.75%, 2.75% Floor)
(a)
.................... 6.39% 8/20/2043 250,624
ACREC Trust
2,070,000 Series 2021-FL1-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)
(a)
.................... 6.40% 10/16/2036 2,073,643
2,240,000 Series 2026-FL4-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
.................... 6.04% 1/18/2043 2,237,464
ARDN Mortgage Trust
1,800,000 Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)
(a)
.................. 8.13% 6/15/2035 1,805,164

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
AREIT Trust
1,300,000 Series 2022-CRE6-E (30 day avg SOFR US + 3.40%, 3.40% Floor)
(a)
................ 7.01% 1/20/2037 1,300,441
1,500,000 Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)
(a)
.................. 8.08% 6/17/2039 1,504,488
2,560,000 Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)
(a)
................. 6.43% 1/17/2030 2,548,483
BANK
1,697,000 Series 2026-BNK52-D
(a)
................................................ 4.50% 6/15/2036 1,259,073
BANK5 Trust
71,528,879 Series 2023-5YR4-XA
(h)(i)
............................................... 1.26% 12/15/2056 1,384,835
1,459,000 Series 2026-5YR20-D
(a)
................................................ 4.50% 2/15/2059 1,234,715
Barclays Commercial Mortgage Trust
1,350,000 Series 2025-5C34-D
(a)
................................................. 4.25% 5/15/2058 1,179,740
1,414,000 Series 2026-5C41-C
(i)
................................................. 5.99% 5/15/2069 1,419,704
BDS Ltd.
2,600,000 Series 2025-FL15-E (1 mo. Term SOFR + 3.15%, 3.15% Floor)
(a)
................... 6.79% 3/19/2043 2,599,672
Beast Mortgage Trust
6,325,000 Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)
(a)
................... 9.74% 3/15/2036 213,254
Benchmark Mortgage Trust
2,905,000 Series 2024-V10-D
(a)
.................................................. 4.50% 9/15/2057 2,640,277
1,717,000 Series 2026-B43-C
(i)
.................................................. 6.09% 4/15/2063 1,715,772
1,811,000 Series 2026-V20-D
(a)
.................................................. 4.50% 2/15/2059 1,554,459
BrightSpire Capital, Inc.
3,363,000 Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)
(a)
.................... 7.18% 8/19/2037 3,362,519
2,410,000 Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
.................... 6.49% 8/19/2043 2,418,871
BSPRT Co-Issuer LLC
1,535,000 Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)
(a)
................... 6.27% 7/15/2039 1,532,651
1,400,000 Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 1/17/2043 1,404,943
BX Trust
1,825,000 Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)
(a)
.................... 5.57% 4/15/2034 1,817,280
1,751,085 Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)
(a)
.................. 7.58% 6/15/2040 1,759,721
2,236,375 Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)
(a)
................... 6.57% 3/15/2030 2,240,848
800,000 Series 2026-ALOHA-E (1 mo. Term SOFR + 2.95%, 2.95% Floor)
(a)
................. 6.58% 4/15/2043 803,314
695,081 Series 2026-CIP-E (1 mo. Term SOFR + 3.10%, 3.10% Floor)
(a)
.................... 6.73% 5/15/2038 702,334
1,180,000 Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)
(a)
.................. 6.08% 2/15/2043 1,195,118
1,202,575 Series 2026-XL6-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.63% 3/15/2043 1,215,693
Cantor Commercial Real Estate Lending LP
10,200,000 Series 2019-CF2-SWX1
(a)(h)(i)
............................................ 1.45% 11/15/2052 373,676
12,080,000 Series 2019-CF2-SWX2
(a)(h)(i)
............................................ 1.19% 11/15/2052 350,849
Citigroup Commercial Mortgage Trust
27,033,442 Series 2014-GC25-XG
(a)(h)(i)
............................................. 1.07% 10/10/2047 573
Commercial Mortgage Pass Through Certificates
14,000 Series 2014-UBS4-V
(a)(b)(i)
............................................... 0.00% 8/10/2047 0
18,438,000 Series 2015-CR26-XD
(a)(h)(i)
.............................................. 1.59% 10/10/2048 675
DOLP Trust
3,430,000 Series 2021-NYC-G
(a)(i)
................................................ 3.70% 5/10/2041 2,647,228
ELP Commercial Mortgage Trust
1,480,000 Series 2025-ELP-E
(a)(i)
................................................. 6.67% 11/13/2042 1,488,663
Extended Stay America Trust
843,228 Series 2026-ESH2-E (1 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
.................. 6.53% 2/15/2043 853,965
430,983 Series 2026-ESH2-F (1 mo. Term SOFR + 3.75%, 3.75% Floor)
(a)
................... 7.38% 2/15/2043 436,986
FIVE Mortgage Trust
1,433,000 Series 2023-V1-D
(a)(i)
.................................................. 6.56% 2/10/2056 1,373,700
FS Rialto
750,000 Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)
(a)
.................... 7.58% 10/19/2039 748,502
1,530,000 Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 8/19/2042 1,534,610
2,980,000 Series 2026-FL11-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.29% 1/19/2044 2,989,190
Great Wolf Trust
5,000,000 Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)
(a)
............................ 7.26% 5/15/2041 4,992,481
GS Mortgage Securities Corp. II
723,801 Series 2014-GC20-E
(a)(b)(i)
............................................... 4.60% 4/10/2047 148,332
2,642,723 Series 2015-GC28-D
(a)(i)
................................................ 4.57% 2/10/2048 2,539,693
INCREF LLC
1,770,000 Series 2025-FL1-D (1 mo. Term SOFR + 4.19%, 4.19% Floor)
(a)
.................... 7.83% 10/19/2042 1,810,907

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,230,000 Series 2026-FL2-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
.................... 6.27% 12/19/2043 2,237,787
JPMBB Commercial Mortgage Securities Trust
43,683,315 Series 2013-C14-XC
(a)(h)(i)
............................................... 0.57% 8/15/2046 111,637
6,666,047 Series 2014-C19-NR
(a)(b)(i)
............................................... 3.75% 4/15/2047 3,150,383
28,742,215 Series 2014-C21-XD
(a)(h)(i)
............................................... 0.73% 8/15/2047 408
5,000,000 Series 2015-C27-E
(a)(b)(i)
................................................ 2.81% 2/15/2048 112,500
24,531,000 Series 2015-C27-XE
(a)(h)(i)
............................................... 1.65% 2/15/2048 989
KREF
3,350,000 Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)
(a)
.................... 5.75% 2/15/2039 3,352,178
LoanCore
3,000,000 Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)
(a)
.................. 6.59% 11/15/2038 3,011,676
1,790,000 Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
.................. 6.38% 8/17/2042 1,781,472
LSTAR Commercial Mortgage Trust
2,379,000 Series 2017-5-C
(a)(i)
................................................... 4.83% 3/10/2050 2,246,928
Lument Finance Trust, Inc.
2,290,000 Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)
(a)
.................... 7.24% 7/21/2043 2,316,317
Madison Avenue Trust
1,000,000 Series 2025-11MD-E
(a)(i)
................................................ 7.57% 10/15/2042 999,914
MF1 Multifamily Housing Mortgage Loan Trust
2,750,000 Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................... 6.55% 10/16/2036 2,731,627
3,200,000 Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)
(a)
................... 7.68% 8/18/2041 3,210,435
1,900,000 Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
................... 6.38% 2/18/2040 1,907,585
2,590,000 Series 2026-FL21-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
................... 6.64% 2/18/2041 2,596,457
Morgan Stanley Capital I, Inc.
13,603 Series 2016-UB11-XA
(h)(i)
............................................... 1.61% 8/15/2049 1
3,357,000 Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................. 6.54% 5/15/2036 25,110
13,000,000 Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)
(a)
.................. 7.39% 5/15/2036 64,805
MTN Commercial Mortgage Trust
1,350,000 Series 2026-LPFX-E
(a)(i)
................................................ 6.56% 5/15/2043 1,362,038
Natixis Commercial Mortgage Securities Trust
1,510,000 Series 2019-10K-E
(a)(i)
................................................. 4.27% 5/15/2039 1,403,634
5,000,000 Series 2022-JERI-G (1 mo. Term SOFR + 7.61%, 7.46% Floor)
(a)
................... 11.23% 1/15/2039 2,293,375
NYC Commercial Mortgage Trust
890,000 Series 2025-300P-E
(a)(i)
................................................ 7.39% 7/13/2042 899,746
1,980,000 Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)
(a)
.................... 7.17% 2/15/2042 1,990,176
PFP III Ltd.
2,829,311 Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)
(a)
..................... 6.60% 9/17/2039 2,835,533
600,000 Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)
(a)
..................... 6.18% 12/18/2042 603,329
3,000,000 Series 2025-12-D (1 mo. Term SOFR + 3.09%, 3.09% Floor)
(a)
..................... 6.73% 12/18/2042 3,012,159
2,800,000 Series 2026-13-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
..................... 6.04% 8/18/2043 2,806,980
2,050,000 Series 2026-14-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
..................... 6.65% 12/18/2043 2,055,100
RFR Trust
1,360,000 Series 2025-SGRM-E
(a)(i)
............................................... 7.51% 3/11/2041 1,374,191
SCOTT Trust
500,000,000 Series 2023-SFS-X
(a)(h)(i)
................................................ 0.32% 3/10/2040 1,232,850
SLG Office Trust
890,000 Series 2026-PAT-E
(a)(i)
................................................. 6.92% 2/15/2039 884,643
SMR Mortgage Trust
23,625,002 Series 2022-INDI-HRR (1 mo. Term SOFR + 10.50%, 10.50% Floor) ................ 14.13% 2/15/2039 22,708,092
Starwood Property Trust, Inc.
2,444,000 Series 2025-FL4-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
.................... 6.29% 11/19/2042 2,452,539
TPG Real Estate Finance Issuer Ltd.
1,930,000 Series 2025-FL6-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.63% 9/18/2042 1,939,039
VMC Finance LLC
2,940,000 Series 2026-FL6-C (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
.................... 6.04% 11/19/2043 2,947,332
Wells Fargo Commercial Mortgage Trust
23,520,000 Series 2016-LC24-XEF
(a)(h)(i)
............................................. 1.77% 10/15/2049 68,509
500,000 Series 2025-5C4-D
(a)
.................................................. 4.50% 5/15/2058 443,769
1,457,000 Series 2025-5C6-D
(a)
.................................................. 4.25% 10/15/2058 1,257,761
WF-RBS Commercial Mortgage Trust
48,047,977 Series 2014-LC14-XC
(a)(h)(i)
.............................................. 1.82% 3/15/2047 964,669

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
WHARF Trust
1,850,000 Series 2025-DC-E
(a)(i)
.................................................. 7.98% 7/15/2040 1,873,576
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $201,589,589) 157,304,378
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Deephaven Residential Mortgage Trust
500,000 Series 2025-INV1-B1
(a)(i)
................................................ 6.68% 11/25/2060 498,252
1,547,000 Series 2025-INV1-B2
(a)(i)
................................................ 7.22% 11/25/2060 1,529,166
Ellington Financial Mortgage Trust
500,000 Series 2025-INV3-B2
(a)(i)
................................................ 7.61% 7/25/2070 492,696
3,519,000 Series 2025-INV4-B1
(a)(i)
................................................ 6.84% 10/25/2070 3,510,370
2,159,000 Series 2025-INV4-B2
(a)(i)
................................................ 7.57% 10/25/2070 2,132,811
2,500,000 Series 2025-NQM5-B1
(a)(i)
.............................................. 6.72% 11/25/2070 2,485,825
2,732,000 Series 2025-NQM5-B2
(a)(i)
.............................................. 7.25% 11/25/2070 2,687,793
GS Mortgage-Backed Securities Trust
1,950,000 Series 2025-NQM4-B1
(a)(i)
.............................................. 6.77% 10/25/2065 1,941,945
862,000 Series 2025-NQM4-B2
(a)(i)
.............................................. 7.14% 10/25/2065 853,403
500,000 Series 2025-NQM5-B1
(a)(i)
.............................................. 6.74% 7/25/2065 499,152
1,830,000 Series 2025-NQM5-B2
(a)(i)
.............................................. 7.20% 7/25/2065 1,805,658
JP Morgan Mortgage Trust
1,144,000 Series 2025-VIS3-B1
(a)(i)
................................................ 6.76% 2/25/2066 1,134,191
784,000 Series 2025-VIS3-B2
(a)(i)
................................................ 7.21% 2/25/2066 766,328
Santander Mortgage Asset Receivable Trust
1,544,000 Series 2025-NQM5-B2
(a)(i)
.............................................. 7.23% 8/25/2065 1,502,518
1,000,000 Series 2025-NQM6-B1
(a)(i)
.............................................. 6.82% 11/25/2065 991,653
Verus Securitization Trust
535,000 Series 2024-6-B2
(a)(i)
.................................................. 7.89% 7/25/2069 539,078
1,735,000 Series 2024-INV1-B2
(a)(i)
................................................ 8.42% 3/25/2069 1,748,111
589,000 Series 2024-INV2-B2
(a)(i)
................................................ 7.90% 8/26/2069 594,408
1,411,000 Series 2025-10-B1
(a)(i)
................................................. 6.48% 6/25/2070 1,402,489
625,000 Series 2025-1-B2
(a)(i)
.................................................. 7.34% 1/25/2070 628,037
1,240,000 Series 2025-3-B2
(a)(i)
.................................................. 7.49% 5/25/2070 1,244,589
291,000 Series 2025-4-B1
(a)(i)
.................................................. 7.45% 5/25/2070 293,345
675,000 Series 2025-5-B2
(a)(i)
.................................................. 7.31% 6/25/2070 676,026
680,000 Series 2025-6-B2
(a)(i)
.................................................. 7.33% 7/25/2070 681,527
1,575,000 Series 2025-7-B2
(a)(i)
.................................................. 7.49% 8/25/2070 1,583,598
1,500,000 Series 2025-8-B2
(a)(i)
.................................................. 7.49% 9/25/2070 1,508,594
996,500 Series 2025-9-B2
(a)(i)
.................................................. 7.37% 10/27/2070 1,000,193
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $34,797,571) 34,731,756
US CORPORATE BONDS - 27.5%
9,050,000 1261229 BC Ltd.
(a)
................................................... 10.00% 4/15/2032 9,172,229
2,530,000 ADI Escrow Issuer LLC
(a)
............................................... 7.13% 7/15/2034 2,582,608
3,865,000 American Axle & Manufacturing, Inc.
(a)
...................................... 7.75% 10/15/2033 3,820,715
2,620,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 5.75% 1/15/2029 2,607,755
7,020,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 9.75% 4/15/2030 7,575,535
1,590,000 Artera Services LLC
(a)
................................................. 8.50% 2/15/2031 1,431,274
1,885,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.00% 12/31/2032 1,900,780
3,075,000 AT&T, Inc. ......................................................... 3.80% 12/1/2057 2,053,889
3,245,000 Bausch + Lomb Corp.
(a)
................................................ 8.38% 10/1/2028 3,338,294
2,245,123 Beach Acquisition Bidco LLC 10.75% PIK
(a)
.................................. 10.00% 7/15/2033 2,550,426
1,490,000 Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
(a)
....... 7.13% 6/15/2033 1,505,387
3,620,000 Brand Industrial Services, Inc.
(a)
.......................................... 10.38% 8/1/2030 2,954,459
4,495,000 Castle US Holding Corp.
(a)
.............................................. 10.00% 6/30/2031 943,950
7,395,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 7.38% 2/1/2036 7,261,075
2,770,000 Celanese US Holdings LLC ............................................. 7.38% 2/15/2034 2,863,820
2,085,000 Chemours Co.
(a)
..................................................... 7.88% 3/15/2034 2,097,020
1,680,000 CHS/Community Health Systems, Inc.
(a)
.................................... 6.00% 1/15/2029 1,664,342
754,000 CHS/Community Health Systems, Inc.
(a)
.................................... 10.88% 1/15/2032 812,956
3,630,000 Cipher Compute LLC
(a)
................................................ 7.13% 11/15/2030 3,778,004
4,665,000 Cobra AcquisitionCo LLC
(a)
.............................................. 6.38% 11/1/2029 3,969,079

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,665,000 Columbus McKinnon Corp./NY
(a)
.......................................... 7.13% 2/1/2033 3,675,735
1,920,000 Cornerstone Building Brands, Inc.
(a)
........................................ 9.50% 8/15/2029 1,184,225
5,695,000 Crescent Energy Finance LLC
(a)
.......................................... 7.88% 4/15/2032 5,770,003
5,810,000 Dcli Bidco LLC
(a)
..................................................... 7.75% 11/15/2029 6,012,577
4,605,000 Dealer Tire Financial LLC
(a)
............................................. 10.38% 10/1/2031 4,591,164
7,780,000 Dealer Tire LLC / DT Issuer LLC
(a)
......................................... 8.00% 2/1/2028 7,801,300
7,033,250 Dexko Global, Inc.
(a)
.................................................. 7.50% 4/15/2032 5,809,446
4,035,000 Directv Financing LLC
(a)
................................................ 8.88% 2/1/2030 4,111,637
4,095,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 10.00% 2/15/2031 4,252,064
4,625,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 9.25% 6/1/2032 4,702,589
9,205,000 Discovery Global Holdings, Inc. .......................................... 5.05% 3/15/2042 6,754,813
2,140,000 DISH DBS Corp.
(a)
.................................................... 5.75% 12/1/2028 2,074,826
3,620,000 Embarq LLC ........................................................ 8.00% 6/1/2036 1,049,800
6,115,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
(a)
................ 6.75% 1/15/2030 6,001,238
2,145,000 Flash Compute LLC
(a)
................................................. 7.25% 12/31/2030 2,208,219
3,640,000 Freedom Mortgage Holdings LLC
(a)
........................................ 8.38% 4/1/2032 3,705,254
3,255,000 Full House Resorts, Inc.
(a)
.............................................. 8.25% 2/15/2028 3,189,900
8,260,000 Getty Images, Inc.
(a)
.................................................. 10.50% 11/15/2030 6,893,824
665,000 GrafTech Global Enterprises, Inc.
(a)
........................................ 9.88% 12/23/2029 492,100
1,707,000 Gray Media, Inc.
(a)
.................................................... 10.50% 7/15/2029 1,802,869
5,315,000 Gray Media, Inc.
(a)
.................................................... 9.63% 7/15/2032 5,134,449
3,575,000 Gray Media, Inc.
(a)
.................................................... 7.25% 8/15/2033 3,523,333
1,325,000 Hightower Holding LLC
(a)
............................................... 6.75% 4/15/2029 1,326,281
2,715,000 Hightower Holding LLC
(a)
............................................... 9.13% 1/31/2030 2,830,037
1,548,000 Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
(a)
............................. 9.00% 7/1/2028 1,552,167
4,480,000 ION Platform Finance US, Inc.
(a)
.......................................... 7.88% 9/30/2032 3,251,562
6,600,000 ION Platform Finance US, Inc. / ION Platform Finance Sarl
(a)
...................... 8.75% 5/1/2029 5,895,500
2,465,000 JetBlue Airways Corp. / JetBlue Loyalty LP
(a)
................................. 9.88% 9/20/2031 2,235,922
1,390,000 K Hovnanian Enterprises, Inc.
(a)
.......................................... 8.38% 10/1/2033 1,429,459
2,400,000 Kohl's Corp.
(a)
....................................................... 10.00% 6/1/2030 2,597,424
8,300,000 Kyndryl Holdings, Inc. ................................................. 4.10% 10/15/2041 5,881,727
2,990,000 LBM Acquisition LLC
(a)
................................................. 6.25% 1/15/2029 2,175,796
2,535,000 LBM Acquisition LLC
(a)
................................................. 9.50% 6/15/2031 2,260,484
2,750,000 LFS Topco LLC
(a)
.................................................... 8.75% 7/15/2030 2,764,465
6,215,000 LifePoint Health, Inc.
(a)
................................................. 10.00% 6/1/2032 6,212,274
1,790,000 LifePoint Health, Inc.
(a)
................................................. 7.00% 5/1/2034 1,716,945
3,895,000 Mativ Holdings, Inc.
(a)
................................................. 8.00% 10/1/2029 3,871,450
5,100,000 McGraw-Hill Education, Inc.
(a)
............................................ 5.75% 8/1/2028 5,082,097
4,175,000 Michaels Cos., Inc.
(a)
.................................................. 8.50% 3/15/2033 4,137,778
1,840,000 Nabors Industries, Inc.
(a)
............................................... 8.88% 8/15/2031 1,890,396
4,085,000 Nabors Industries, Inc.
(a)
............................................... 7.63% 11/15/2032 4,182,256
3,420,000 Nexstar Media, Inc.
(a)
.................................................. 7.25% 4/15/2034 3,414,680
3,815,000 NGL Energy Operating LLC / NGL Energy Finance Corp.
(a)
....................... 8.38% 2/15/2032 3,973,296
1,630,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 8.75% 7/1/2034 1,730,933
550,000 Olympus Water US Holding Corp.
(a)
........................................ 6.25% 10/1/2029 542,630
6,000,000 Olympus Water US Holding Corp.
(a)
........................................ 7.25% 2/15/2033 5,938,336
3,830,000 Par Petroleum LLC
(a)
.................................................. 7.38% 6/1/2034 3,878,024
5,575,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 7.50% 9/15/2032 5,580,229
3,145,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 10.00% 9/15/2033 3,152,240
4,395,000 Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
(a)
............. 5.88% 9/1/2031 2,867,738
8,265,470 Pyxus Holdings, Inc.
(a)
................................................. 8.50% 12/31/2027 7,335,605
6,358,035 Radiology Partners, Inc. (9.78% PIK)
(a)
..................................... 9.78% 2/15/2030 6,318,297
3,395,000 Radiology Partners, Inc.
(a)
.............................................. 8.50% 7/15/2032 3,547,263
1,900,000 Sabre Financial Borrower LLC
(a)
.......................................... 11.13% 6/15/2029 2,006,951
914,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 11/15/2029 878,852
1,788,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 3/15/2030 1,707,057
3,460,000 Six Flags Entertainment Corp.
(a)
.......................................... 7.25% 5/15/2031 3,441,749
680,000 Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
(a)
... 8.63% 1/15/2032 700,632
4,150,000 SM Energy Co.
(a)
..................................................... 7.00% 8/1/2032 4,191,010
1,975,000 Sotheby's
(a)
........................................................ 8.25% 4/15/2031 1,966,276
2,760,000 Staples, Inc.
(a)
....................................................... 10.75% 9/1/2029 2,635,132
11,075,000 Staples, Inc.
(a)
....................................................... 12.75% 1/15/2030 8,491,993
2,595,000 Starz Capital Holdings LLC
(a)
............................................ 5.50% 4/15/2029 2,359,174
8,340,000 SWF Holdings I Corp.
(a)
................................................ 6.50% 10/1/2029 875,700
3,450,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.88% 12/1/2030 3,614,326
2,290,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.00% 7/15/2034 2,324,154
1,395,000 Transocean International Ltd.
(a)
........................................... 7.88% 10/15/2032 1,457,029
7,260,000 Trident TPI Holdings, Inc.
(a)
.............................................. 12.75% 12/31/2028 7,278,411
4,855,000 UKG, Inc.
(a)
........................................................ 6.88% 2/1/2031 4,719,687
1,925,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 2,009,817

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,725,000 Uniti Services LLC
(a)
.................................................. 7.50% 10/15/2033 2,869,567
6,720,000 Univision Communications, Inc.
(a)
......................................... 8.50% 7/31/2031 6,754,185
1,385,000 Univision Communications, Inc.
(a)
......................................... 8.88% 4/15/2033 1,364,369
3,915,000 Upbound Group, Inc.
(a)
................................................. 6.38% 2/15/2029 3,883,265
6,685,000 Venture Global LNG, Inc.
(a)
.............................................. 8.38% 6/1/2031 6,961,112
3,655,000 Veritiv Operating Co.
(a)
................................................. 10.50% 11/30/2030 3,742,662
398,250 Vibrantz Technologies, Inc.
(a)
............................................ 9.00% 2/28/2031 215,055
3,584,250 Vibrantz Technologies, Inc.
(a)
............................................ 9.00% 2/28/2031 716,850
6,035,000 Victra Holdings LLC / Victra Finance Corp.
(a)
.................................. 8.75% 9/15/2029 6,229,043
9,170,000 Viking Cruises Ltd.
(a)
.................................................. 9.13% 7/15/2031 9,613,324
2,830,000 Voyager Parent LLC
(a)
................................................. 9.25% 7/1/2032 2,994,517
2,075,000 Whirlpool Corp.
(a)
.................................................... 7.88% 7/1/2034 2,088,699
Total US Corporate Bonds
(Cost $380,302,389) 363,288,851
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.8%
Federal Home Loan Mortgage Corp.
44,099,988 Series 2021-P009-X
(h)(i)
................................................ 1.36% 1/25/2031 934,113
2,853,584 Series 3631-SJ (-1 x 30 day avg SOFR US + 6.13%, 0.00% Floor, 6.24% Cap)
(h)(j)
....... 2.53% 2/15/2040 242,396
7,161,809 Series 3980-SX (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(h)(j)
....... 2.79% 1/15/2042 864,323
3,543,100 Series 5083-IH
(h)
..................................................... 2.50% 3/25/2051 536,862
18,795,205 Series 5129-S (-1 x 30 day avg SOFR US + 2.70%, 0.00% Floor, 2.70% Cap)
(h)(j)
........ 0.00% 12/25/2044 4,468
10,238,339 Series 5133-PI
(h)
..................................................... 3.00% 8/25/2051 1,528,148
9,806,150 Series 5166-DI
(h)
..................................................... 3.00% 9/15/2048 1,176,739
Federal National Mortgage Association
1,308,119 Series 2006-83-SH (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)
(h)(j)
..... 2.82% 9/25/2036 117,379
5,434,783 Series 2010-123-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(h)(j)
.... 2.31% 11/25/2040 449,413
4,042,461 Series 2012-60-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(h)(j)
..... 2.86% 6/25/2042 456,180
6,813,833 Series 2019-46-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(h)(j)
..... 2.36% 8/25/2049 507,812
34,473,683 Series 2021-17-SD (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)
(h)(j)
..... 0.00% 4/25/2051 9,184
FREMF Mortgage Trust
5,794,357 Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)
(a)
................ 9.51% 11/25/2028 5,422,306
11,707,819 Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)
(a)
................ 9.71% 10/25/2029 11,363,548
Government National Mortgage Association
6,232,545 Series 2011-128-TS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(h)(j)
....... 2.30% 5/16/2041 557,732
19,088,273 Series 2015-64-SG (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(h)(j)
....... 1.85% 5/20/2045 1,434,333
2,113,026 Series 2018-145-IA
(h)
.................................................. 4.00% 10/20/2045 175,828
2,982,765 Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(h)(j)
...... 0.00% 9/20/2050 31,577
12,825,218 Series 2020-146-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(h)(j)
...... 2.55% 10/20/2050 1,581,838
4,616,066 Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(h)(j)
...... 2.55% 12/20/2050 555,192
16,726,858 Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)
(h)(j)
....... 1.62% 7/20/2044 1,066,954
8,636,352 Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(h)(j)
....... 1.85% 7/16/2045 559,902
5,209,180 Series 2021-105-MI
(h)
................................................. 3.00% 6/20/2051 711,045
27,758,351 Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(h)(j)
...... 0.00% 6/20/2051 615,206
14,860,919 Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)
(h)(j)
.... 0.00% 7/20/2051 83,816
34,607,459 Series 2021-139-SB (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)
(h)(j)
.... 0.00% 8/20/2051 201,710
35,417,071 Series 2021-77-SG (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(h)(j)
....... 0.00% 5/20/2051 722,703
14,093,086 Series 2021-7-IQ
(h)
................................................... 2.50% 1/20/2051 1,969,468
30,812,328 Series 2021-96-SG (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)
(h)(j)
..... 0.00% 6/20/2051 276,910
45,306,391 Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(h)(j)
..... 0.00% 6/20/2051 282,499
26,145,393 Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(h)(j)
..... 0.00% 6/20/2051 65,944
10,293,486 Series 2022-207-IO
(h)
................................................. 3.00% 8/20/2051 1,763,422
Total US Government and Agency Mortgage Backed Obligations
(Cost $45,458,519) 36,268,950
SHARES
COMMON STOCKS - 0.1%
46,985
Altice France/Luxco 3
(b)(k)
............................................... 939,490
9,442
Asphalt ATD Holdco, LLC
(b)(k)
............................................ 4,155
212,801
CFG Investment SAC - HoldCo
(b)(k)
........................................ 0
8,608
GTT Communications, Inc.
(b)(k)
........................................... 167,856
2,245
Jacobs Solutions, Inc. NPV
(b)(k)
........................................... 292
512,343
OI SA ADR
(b)(k)
...................................................... 205

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

SHARES SECURITY DESCRIPTION VALUE $
a a a a a
26,458
Revenir Energy, Inc.
(b)(k)
................................................ 529
23,846
Stichting Administratiekantoor ADR
(b)(k)
...................................... 0
8,776
Stichting Administratiekantoor Unigel Creditors
(b)(k)
............................. 0
Total Common Stocks
(Cost $23,590,314) 1,112,527
ESCROW NOTES - 0.0%
(l)
9,150,000
Credito Real SAB de CV SOFOM ER
(k)
..................................... 80,063
17,286,000
Credito Real SAB de CV SOFOM ER
(k)
..................................... 151,252
Total Escrow Notes
(Cost $25,761,738) 231,315
PREFERRED STOCKS - 0.6%
280,000
AGNC Investment Corp.
(g)
.............................................. 7,098,000
Total Preferred Stocks
(Cost $7,124,605) 7,098,000
RIGHTS - 0.0%
(l)
333,957
Revenir Energy, Inc. Backstop
(b)(k)
......................................... 6,679
Total Rights
(Cost $0) 6,679
WARRANTS - 0.0%
(l)
27,621
GTT Communications, Inc.
(b)(k)
........................................... 1,381
Total Warrants
(Cost $386,878) 1,381
AFFILIATED MUTUAL FUNDS - 3.5%
4,846,732
DoubleLine Emerging Markets Local Currency Bond Fund - Class I ................. 46,431,689
Total Affiliated Mutual Funds
(Cost $45,400,000) 46,431,689
R ATE
SHORT TERM INVESTMENTS - 1.6%
7,131,741
BNY Dreyfus Government Cash Management - Institutional
(m)
..................... 3.54% 7,131,741
6,921,984
MSILF Government Portfolio - Institutional
(m)
................................. 3.56% 6,921,984
6,921,984
Northern Institutional Funds -Treasury Portfolio - SHR
(m)
......................... 3.56% 6,921,984
Total Short Term Investments
(Cost $20,975,709) 20,975,709
Total Investments - 128.3%
(n)
(Cost $1,946,921,932) 1,691,056,720
Other Liabilities in Excess of Assets - (28.3)% (372,206,830)
NET ASSETS - 100.0%
$1,318,849,890
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 832,558,472 or 63.13% of the Fund’s net assets.
(b) Value determined using significant unobservable inputs.
(c) Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(d) Security is in default or has failed to make a scheduled payment.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

(f) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(g) Perpetual maturity. The date disclosed is the next call date of the security.
(h) Interest only security
(i) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(j) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k) Non-income producing security.
(l) Represents less than 0.05% of net assets.
(m) Seven-day yield as of period end.
(n) Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund's investments in consideration of the Fund's borrowings under the line of credit with the lender.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 14.9%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 11.9%
Media .................................................................................................... 7.1%
Oil & Gas .................................................................................................. 7.0%
Retail .................................................................................................... 5.8%
Chemicals ................................................................................................. 5.5%
Collateralized Loan Obligations .................................................................................. 5.4%
Entertainment ............................................................................................... 4.7%
Software .................................................................................................. 4.1%
Commercial Services ......................................................................................... 4.0%
Healthcare-Services .......................................................................................... 3.9%
Diversified Financial Services .................................................................................... 3.6%
Affiliated Mutual Funds ........................................................................................ 3.5%
Distribution/Wholesale ......................................................................................... 3.1%
US Government and Agency Mortgage Backed Obligations ............................................................... 2.8%
Telecommunications .......................................................................................... 2.7%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 2.6%
Internet ................................................................................................... 2.5%
Mining .................................................................................................... 2.1%
Electric ................................................................................................... 2.0%
Pharmaceuticals ............................................................................................. 2.0%
Airlines ................................................................................................... 1.8%
Transportation .............................................................................................. 1.8%
Coal ..................................................................................................... 1.7%
Asset Backed Obligations ...................................................................................... 1.7%
Leisure Time ............................................................................................... 1.6%
Short Term Investments ........................................................................................ 1.6%
Food ..................................................................................................... 1.6%
Engineering & Construction ..................................................................................... 1.4%
Insurance .................................................................................................. 1.2%
Packaging & Containers ....................................................................................... 1.2%
Healthcare-Products .......................................................................................... 1.2%
Banks .................................................................................................... 1.1%
Iron/Steel .................................................................................................. 1.1%
Energy-Alternate Sources ...................................................................................... 1.0%
Pipelines .................................................................................................. 1.0%
Auto Parts & Equipment ........................................................................................ 1.0%
Real Estate ................................................................................................ 0.9%
Agriculture ................................................................................................. 0.7%
Machinery-Diversified ......................................................................................... 0.6%
Lodging ................................................................................................... 0.6%
Preferred Stocks ............................................................................................. 0.6%
Building Materials ............................................................................................ 0.5%
Computers ................................................................................................. 0.4%
Miscellaneous Manufacturing .................................................................................... 0.2%
Apparel ................................................................................................... 0.2%
Home Furnishings ............................................................................................ 0.2%
Home Builders .............................................................................................. 0.1%
Housewares ................................................................................................ 0.1%

DoubleLine Income Solutions Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Escrow Notes ............................................................................................... 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (28.3)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.
Futures Contracts
Description Long/Short Contract Quantity Expiration Date
Notional
Amount
(a)
Unrealized
Appreciation
(Depreciation)/
Value
U.S. Treasury 2 Year Notes .................... Long 500 9/30/2026 $ 103,066,406 $ (124,067)
(a) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Income Solutions Fund's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
September 30,
2025
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
DoubleLine Emerging Markets
Local Currency Bond Fund
- Class I $ 36,645,207 $ 9,600,000 $ – $ – $ 186,483 $ 46,431,690 4,846,732 $ 1,184,518
a a